Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2017 and September 30, 2018, are analyzed as follows:

Vessel (Borrower)	December 31, 2017	September 30, 2018
Northsea Alpha (Secondone)	$4,348	$4,120
Northsea Beta (Thirdone)	4,348	4,120
Pyxis Malou (Fourthone)	18,210	11,460
Pyxis Delta (Sixthone)	7,087	5,738
Pyxis Theta (Seventhone)	15,975	15,035
Pyxis Epsilon (Eighthone)	16,900	24,000
Total	$66,868	$64,473

Current portion	$7,440	$4,403
Less: Current portion of deferred financing costs	(136)	(176)
Current portion of long-term debt, net of deferred financing costs, current	$7,304	$4,227

Long-term portion	$59,428	$60,070
Less: Non-current portion of deferred financing costs	(302)	(853)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,126	$59,217

Schedule of Principal Payments

Assuming no principal repayments under the new loan of Eighthone discussed above, the annual principal payments required to be made after September 30, 2018, are as follows:

To September 30,	Amount
2019	$4,403
2020	4,663
2021	4,783
2022	15,264
2023	35,360
2024 and thereafter	-
Total	$64,473